Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

The following is a summary of the Company’s prepaid expenses and other current assets at December 31:

	2024	2023
Prepaid research and development expenses	$—	$1,420,642
Other prepaid expenses	234,696	401,442
Other assets	136,580	175,820
Prepaid expenses and other current assets	$371,276	$1,997,904